Loans and Allowance for Loan Losses and Credit Quality (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of loans
Residential-mortgage	$ 105,246	$ 109,001
Residential-construction	9,618	7,005
Commercial	86,283	86,293
Loans to individuals for household, family and other consumer expenditures	48,234	46,954
Commercial and industrial loans	28,054	21,756
All other loans		238
Total loans, gross	277,435	271,247
Less unearned income and fees	(117)	(109)
Loans, net of unearned income and fees	277,318	271,138
Less allowance for loan losses	(3,646)	(4,015)	(4,037)	(3,723)
Loans, net	$ 273,672	$ 267,123